The Company	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
The Company
The Company

1.     The Company

PTC Therapeutics, Inc. (the Company or PTC) was incorporated as a Delaware corporation on March 31, 1998. The Company is a biopharmaceutical company focused on the discovery and development of orally administered, proprietary small-molecule drugs that target post-transcriptional control processes.

The Company has devoted substantially all of its efforts to research and development, including clinical trials. The Company has not completed development of any drugs. The Company has not generated product revenue to date and is subject to a number of risks similar to those of other early stage companies, including dependence on key individuals, the difficulties inherent in the development of commercially usable products, the potential need to obtain additional capital necessary to fund the development of its products, and competition from other companies. As of September 30, 2013, the Company had an accumulated deficit of approximately $310.9 million. The Company has financed its operations to date primarily through the issuance and sale of its common stock in its initial public offering (see note 7 below), private placements of its convertible preferred stock, collaborations, bank debt, convertible debt financings, grant funding and clinical trial support from governmental and philanthropic organizations and patient advocacy groups in the disease areas addressed by the Company's product candidates. The Company believes that its existing cash, cash equivalents, including the Company's net proceeds from its initial public offering of common stock, and marketable securities provide for sufficient resources to fund its currently planned operations through the fourth quarter of 2015.

1.     The Company

PTC Therapeutics, Inc. (the Company or PTC) was incorporated as a Delaware corporation on March 31, 1998. The Company is a biopharmaceutical company focused on the discovery and development of orally administered, proprietary small-molecule drugs that target post-transcriptional control processes.

The Company has devoted substantially all of its efforts to research and development, including clinical trials. The Company has not completed development of any drugs. The Company has not generated product revenue to date and is subject to a number of risks similar to those of other early stage companies, including dependence on key individuals, the difficulties inherent in the development of commercially usable products, the potential need to obtain additional capital necessary to fund the development of its products, and competition from other companies. As of December 31, 2012, the Company had an accumulated deficit of approximately $277.2 million. The Company has financed its operations to date primarily through private placements of its convertible preferred stock, collaborations, bank debt, convertible debt financings, grant funding and clinical trial support. The Company will need to obtain additional funding in connection with its ongoing operations. Additional financing may not be available to the Company. If the Company is unable to raise capital when needed or on attractive terms, the Company could be forced to delay, reduce or eliminate its research and development programs or any future commercialization efforts. As more fully described in Note 7, the Company completed a recapitalization of its outstanding convertible preferred stock in 2012 to enable the Company to raise additional capital.

Use of estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.